Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease
Schedule of lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,318	1,318
Acquisitions through business combinations	62	62
Reclassification to assets included in disposal group classified as held for sale - net of depreciation	(1,465)	—
Reclassification to liabilities included in disposal group classified as held for sale - net of depreciation	—	(1,485)
Depreciation	(343)	—
Interest expense	—	20
Payments	—	(546)
Effect of foreign exchange rates	—	—
Balance at June 30, 2022	1,622	1,303

Lease liabilities - current		886
Lease liabilities - non-current		417

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,706	1,706
Depreciation	(829)	—
Interest expense	—	50
Payments	—	(990)
Effect of foreign exchange rates	—	(35)
Balance at June 30, 2021	1,921	1,842

Lease liabilities - current		1,274
Lease liabilities - non-current		568

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(263)	—
Interest expense	—	26
Payments	—	(367)
Effect of foreign exchange rates	—	146
Balance at December 31, 2020	1,044	1,111
Lease liabilities – current		293
Lease liabilities – non-current		818

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,305	1,305
Acquisitions through business combinations	1,559	1,559
Depreciation	(1,908)	—
Interest expense	—	90
Payments	—	(2,222)
Effect of foreign exchange rates	50	91
Balance at December 31, 2021	2,050	1,934
Lease liabilities – current		831
Lease liabilities – non-current		1,103

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Expense relating to short-term and low-value leases	28	8	28	5
Interest expense on lease liabilities	20	50	36	26
	48	58	64	31

	2021	2020	2019
Expense relating to short-term and low-value leases	86	9	28
Interest expense on lease liabilities	90	26	1

Schedule of cash outflow for leases

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Сash outflow for leases	1,438	940	804	390
Cash outflow for short-term and low-value leases	20	50	36	26
Total cash outflow for leases	1,458	990	840	416

	2021	2020	2019
Cash outflow for leases	2,132	367	31
Cash outflow for short-term and low-value leases	9	5	28
Total cash outflow for leases	2,141	372	59